SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
SCHEDULE OF GEOGRAPHICAL INFORMATION

On a consolidated basis, the Company operates geographically in China and Singapore (collectively “Asia”), the United States and Canada. Geographical information is as follows:

	2023
As of September 30,	Asia	US	Canada	Consolidated
Current assets	$165,961	$417,624	$4,355,815	$4,939,400
Property and equipment	4,300,857	579,393	-	4,880,250
Patents and licenses	-	523,757	-	523,757
Right of use assets	242,168	123,513	-	365,681
Total Assets	$4,708,986	$1,644,287	$4,355,815	$10,709,088

For the Nine Months Ended September 30,	Asia	US	Canada	Consolidated
Revenue	$358,226	$-	$-	$358,226
Selling, marketing and administration	$(2,025,536)	$(4,542,054)	$(1,205,432)	$(7,773,022)
Research and development	(4,646,713)	(2,739,509)	(119,641)	(7,505,863)
Interest expense	(20,243)	(36,392)	-	(56,635)
Share of loss in joint venture	(527,857)	-	-	(527,857)
Gain from contribution of IP to joint venture	527,857	-	-	527,857
Other income, including Interest	-	-	180,943	180,943
Net loss	$(6,334,266)	$(7,317,955)	$(1,144,130)	$(14,796,351)

	2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use assets	55,775	185,272	-	241,047
Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (continued)

For the Nine Months Ended September 30,	Asia	US	Canada	Consolidated
Revenue	$353,189	$-	$-	$353,189
Selling, marketing and administration	$(1,549,628)	$(4,280,844)	$(1,074,149)	$(6,904,621)
Research and development	(3,992,505)	(3,099,397)	(135,470)	(7,227,372)
Interest	(14,429)	(23,699)	-	(38,128)
Share of loss in joint venture	(1,555,650)	-	-	(1,555,650)
Gain from contribution of IP to joint venture	496,115	-	-	496,115
Other income, including interest	-	-	119,728	119,728
Net loss	$(6,262,908)	$(7,403,940)	$(1,089,891)	$(14,756,739)